FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08788
                                   ---------

                 TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 03/31
                         -----

Date of reporting period: 12/31/05
                          ---------

ITEM 1. SCHEDULE OF INVESTMENTS.



TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

QUARTERLY STATEMENT OF INVESTMENTS
DECEMBER 31, 2005

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CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   5

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------
                                                         COUNTRY        SHARES         VALUE
----------------------------------------------------------------------------------------------
   COMMON STOCKS 105.3%
   AUTOMOBILES 2.9%
   AvtoVAZ .........................................     Russia          197,950   $ 7,324,150
                                                                                   -----------
   CHEMICALS 4.0%
   BorsodChem Rt. ..................................     Hungary         557,200     6,006,280
   Uralkaliy .......................................     Russia        3,233,000     3,879,600
                                                                                   -----------
                                                                                     9,885,880
                                                                                   -----------
   COMMERCIAL BANKS 17.2%
(a)Promstroibank St. Petersburg ....................     Russia        2,878,200     3,209,193
   Sberbank RF .....................................     Russia           30,441    39,877,710
                                                                                   -----------
                                                                                    43,086,903
                                                                                   -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES 22.4%
   Rostelecom, ADR .................................     Russia          256,460     3,500,679
   Sibirtelecom ....................................     Russia      146,940,180    10,873,573
   Southern Telecommunications Co. .................     Russia       63,812,635     8,933,769
   Telekomunikacja Polska SA .......................     Poland        1,646,000    11,856,672
   Uralsvyazinform .................................     Russia       99,690,000     3,618,747
   VolgaTelecom ....................................     Russia        3,685,789    14,411,435
   VolgaTelecom, ADR ...............................     Russia          407,000     3,035,507
                                                                                   -----------
                                                                                    56,230,382
                                                                                   -----------
   ELECTRIC UTILITIES 8.8%
(a)Pyataya Generiruyushchaya Kompaniya Optovogo ....     Russia      100,282,000     5,816,958
   Unified Energy Systems ..........................     Russia       38,090,429    16,150,342
                                                                                   -----------
                                                                                    21,967,300
                                                                                   -----------
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.4%
(a)JSC Mashinostroitelniy Zavod ....................     Russia            4,240     1,017,600
                                                                                   -----------
   MACHINERY 0.5%
(a)Saturn Research & Production Association ........     Russia       14,385,900     1,244,381
                                                                                   -----------
   METALS & MINING 15.6%
(a)Chelyabinsk Pipe Works ..........................     Russia        3,180,000     3,339,000
   Cherepovets Mk Severstal ........................     Russia        2,047,500    20,213,944
   Mining and Metallurgical Co. Norilsk Nickel .....     Russia          158,300    14,025,380
(b)Novolipetsk Steel, 144A .........................     Russia        1,109,500     1,586,585
                                                                                   -----------
                                                                                    39,164,909
                                                                                   -----------
   OIL, GAS & CONSUMABLE FUELS 19.5%
   JSC Salavatnefteorgsintez .......................     Russia          129,000     7,114,350
   Lukoil Holdings, ADR ............................     Russia          466,500    27,710,100
   Surgutneftegaz ..................................     Russia        9,197,000    10,024,730
   Tatneft .........................................     Russia        1,207,300     3,947,871
                                                                                   -----------
                                                                                    48,797,051
                                                                                   -----------
   PERSONAL PRODUCTS 1.6%
   Oriflame Cosmetics SA, SDR ......................     Sweden          141,250     4,071,015
                                                                                   -----------
   PHARMACEUTICALS 8.9%
   Egis RT .........................................     Hungary         144,317    15,181,118
   Pliva d.d., GDR, Reg S ..........................     Croatia         554,800     7,229,044
                                                                                   -----------
                                                                                    22,410,162
                                                                                   -----------


                                          Quarterly Statement of Investments | 3

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TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

STATEMENT OF INVESTMENTS, DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------
                                                                          COUNTRY         SHARES        VALUE
------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONTINUED)
   WIRELESS TELECOMMUNICATION SERVICES 3.5%
   Mobile Telesystems, ADR ..........................................      Russia         253,800   $   8,883,000
                                                                                                    --------------
   TOTAL COMMON STOCKS (COST $98,965,093) ...........................                                 264,082,733
                                                                                                    --------------
   SHORT TERM INVESTMENTS (COST $9,715,215) 3.9%
   MONEY FUND 3.9%
(c)Franklin Institutional Fiduciary Trust Money Market Portfolio ....   United States   9,715,215       9,715,215
                                                                                                    --------------
   TOTAL INVESTMENTS (COST $108,680,308) 109.2% .....................                                 273,797,948
   OTHER ASSETS, LESS LIABILITIES (9.2)% ............................                                 (23,115,520)
                                                                                                    --------------
   NET ASSETS 100.0% ................................................                               $ 250,682,428
                                                                                                    ==============

SELECTED PORTFOLIO ABBREVIATIONS

ADR -   American Depository Receipt

GDR -   Global Depository Receipt

SDR -   Swedish Depository Receipt

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Directors. At December 31, 2005, the value of this security was $1,586,585, representing 0.63% of net assets.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


4 | See Notes to Statement of Investments. | Quarterly Statement of Investments

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Russia and East European Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company.

1. INCOME TAXES

At December 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................   $ 108,869,581
                                             --------------

Unrealized appreciation ..................   $ 165,081,269
Unrealized depreciation ..................        (152,902)
                                             --------------
Net unrealized appreciation (depreciation)   $ 164,928,367
                                             =============-

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 5






ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.



ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 21, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date February 21, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date February 21, 2006